Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of SSGA Active Trust,

In planning and performing our audits of the financial statements of State Street Multi-Asset Real Return ETF (formerly SPDR SSGA Multi-Asset Real Return ETF), State Street Income Allocation ETF (formerly SPDR SSGA Income Allocation ETF), State Street Global Allocation ETF (formerly SPDR SSGA Global Allocation ETF), State Street Blackstone Senior Loan ETF (formerly SPDR Blackstone Senior Loan ETF), State Street Ultra Short Term Bond ETF (formerly SPDR SSGA Ultra Short Term Bond ETF), State Street DoubleLine Total Return Tactical ETF (formerly SPDR DoubleLine Total Return Tactical ETF), State Street DoubleLine Emerging Markets Fixed Income ETF (formerly SPDR DoubleLine Emerging Markets Fixed Income ETF), State Street DoubleLine Short Duration Total Return Tactical ETF (formerly SPDR DoubleLine Short Duration Total Return Tactical ETF), State Street US Sector Rotation ETF (formerly SPDR SSGA US Sector Rotation ETF), State Street Fixed Income Sector Rotation ETF (formerly SPDR SSGA Fixed Income Sector Rotation ETF), State Street Nuveen Municipal Bond ETF (formerly SPDR Nuveen Municipal Bond ETF), State Street Blackstone High Income ETF (formerly SPDR Blackstone High Income ETF) and State Street Loomis Sayles Opportunistic Bond ETF (formerly SPDR Loomis Sayles Opportunistic Bond ETF) (the “Funds”) (thirteen of the series constituting SSGA Active Trust (the “Trust”)) as of and for the year ended June 30, 2026, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Trust’s internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinions on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

The management of the Trust is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Trust’s internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Trust’s internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of June 30, 2026.

This report is intended solely for the information and use of management and the Board of Trustees of SSGA Active Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/ Ernst & Young LLP

Boston, Massachusetts

August 27, 2026